12 Financial assets and financial liabilities (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Opening balance	R$ 300,237
Interest	25,543	R$ 24,002	R$ 2,404
Closing balance	518,240	300,237
Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Opening balance	300,237	177,730
Cash flows	(134,518)	(92,688)
Acquisition of IPEC		54,000
Interest	13,884	17,977	1,687
Business combinations	343,140	144,538	176,043
Compensation of legal proceedings disbursement	(4,503)	(1,320)
Closing balance	R$ 518,240	R$ 300,237	R$ 177,730